Disclosure of operating segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Revenue	$ 91,769	$ 147,581	$ 213,192
Operating expenses	67,280	100,452	103,782
Depreciation and depletion	22,433	47,116	55,836
Total cost of sales	89,713	147,568	159,618
Earnings (loss) from mine operations	2,056	13	53,574
Mining interest impairment charge	(303,858)	(111,000)	0
Exploration expenses	(1,345)	(1,885)	(1,690)
Share-based compensation	(4,149)	(7,049)	(7,144)
General and administrative expenses	(11,479)	(13,529)	(19,021)
Idle and restart costs incurred during strike at San Dimas	6,207	0	0
Other charges	(7,044)	(4,725)	(2,702)
Loss from operations	(332,026)	(138,175)	23,017
Other expenses	(355)	(427)	(1,869)
Loss before income taxes	(337,769)	(135,432)	18,734
Income tax recovery (expense)	4,393	19,938	(27,991)
Net Loss	(409,685)	(234,420)	(106,910)
Continuing operations [Member]
Statement [Line Items]
Revenue	91,769	147,581	213,192
Operating expenses	67,280	100,452	103,782
Depreciation and depletion	22,433	47,116	55,836
Total cost of sales	89,713	147,568	159,618
Earnings (loss) from mine operations	2,056	13	53,574
Mining interest impairment charge	(303,858)	(111,000)	0
Exploration expenses	(1,345)	(1,885)	(1,690)
Share-based compensation	(4,149)	(7,049)	(7,144)
General and administrative expenses	(11,479)	(13,529)	(19,021)
Idle and restart costs incurred during strike at San Dimas	(6,207)
Other charges	(7,044)	(4,725)	(2,702)
Loss from operations	(332,026)	(138,175)	23,017
Other expenses	(5,743)	2,743	(4,283)
Loss before income taxes	(337,769)	(135,432)	18,734
Income tax recovery (expense)	4,393	19,938	(27,991)
Net Loss	(333,376)	(115,494)	(9,257)
Discontinued operations [Member]
Statement [Line Items]
Revenue	65,828	71,595	78,112
Operating expenses	39,982	54,815	59,811
Depreciation and depletion	7,313	16,213	21,402
Total cost of sales	47,295	71,028	81,213
Earnings (loss) from mine operations	18,533	567	(3,101)
Mining interest impairment charge	(94,963)	(117,000)	(104,000)
Exploration expenses	(830)	(1,529)	0
Share-based compensation	0	0	0
General and administrative expenses	(255)	(1,273)	(1,023)
Idle and restart costs incurred during strike at San Dimas	0
Other charges	(51)	0	0
Loss from operations	(77,566)	(119,235)	(108,124)
Other expenses	(4,454)	(1,217)	2,877
Loss before income taxes	(82,020)	(120,452)	(105,247)
Income tax recovery (expense)	5,711	1,526	7,594
Net Loss	(76,309)	(118,926)	(97,653)
Continuing and discontinued operations [Member]
Statement [Line Items]
Revenue	157,597	219,176	291,304
Operating expenses	107,262	155,267	163,593
Depreciation and depletion	29,746	63,329	77,238
Total cost of sales	137,008	218,596	240,831
Earnings (loss) from mine operations	20,589	580	50,473
Mining interest impairment charge	(398,821)	(228,000)	(104,000)
Exploration expenses	(2,175)	(3,414)	(1,690)
Share-based compensation	(4,149)	(7,049)	(7,144)
General and administrative expenses	(11,734)	(14,802)	(20,044)
Idle and restart costs incurred during strike at San Dimas	(6,207)
Other charges	(7,095)	(4,725)	(2,702)
Loss from operations	(409,592)	(257,410)	(85,107)
Other expenses	(10,197)	1,526	(1,406)
Loss before income taxes	(419,789)	(255,884)	(86,513)
Income tax recovery (expense)	10,104	21,464	(20,397)
Net Loss	(409,685)	(234,420)	(106,910)
San Dimas [Member]
Statement [Line Items]
Revenue	91,769	147,581	213,192
Operating expenses	67,280	100,452	103,782
Depreciation and depletion	22,320	46,984	55,693
Total cost of sales	89,600	147,436	159,475
Earnings (loss) from mine operations	2,169	145	53,717
Mining interest impairment charge	(303,858)	(111,000)	0
Exploration expenses	(1,345)	(1,885)	(1,690)
Share-based compensation	0	0	0
General and administrative expenses	(2,242)	(5,419)	(2,546)
Idle and restart costs incurred during strike at San Dimas	(6,207)
Other charges	(1,356)	(2,327)	(694)
Loss from operations	(312,839)	(120,486)	48,787
Other expenses	(1,025)	(1,494)	(4,225)
Loss before income taxes	(313,864)	(121,980)	44,562
Income tax recovery (expense)	4,819	19,938	(32,536)
Net Loss	(309,045)	(102,042)	12,026
Black Fox Complex [Member]
Statement [Line Items]
Revenue	65,828	71,595	78,112
Operating expenses	39,982	54,815	59,811
Depreciation and depletion	7,269	16,131	21,312
Total cost of sales	47,251	70,946	81,123
Earnings (loss) from mine operations	18,577	649	(3,011)
Mining interest impairment charge	(44,963)	(117,000)	(82,000)
Exploration expenses	0	0	0
Share-based compensation	0	0	0
General and administrative expenses	(252)	(1,109)	(1,002)
Idle and restart costs incurred during strike at San Dimas	0
Other charges	(51)	0	0
Loss from operations	(26,689)	(117,460)	(86,013)
Other expenses	(1,385)	(902)	2,836
Loss before income taxes	(28,074)	(118,362)	(83,177)
Income tax recovery (expense)	0	1,200	7,917
Net Loss	(28,074)	(117,162)	(75,260)
Cerro del Gallo [Member]
Statement [Line Items]
Revenue	0	0	0
Operating expenses	0	0	0
Depreciation and depletion	44	82	90
Total cost of sales	44	82	90
Earnings (loss) from mine operations	(44)	(82)	(90)
Mining interest impairment charge	(50,000)	0	(22,000)
Exploration expenses	(830)	(1,529)	0
Share-based compensation	0	0	0
General and administrative expenses	(3)	(164)	(21)
Idle and restart costs incurred during strike at San Dimas	0
Other charges	0	0	0
Loss from operations	(50,877)	(1,775)	(22,111)
Other expenses	(3,069)	(315)	41
Loss before income taxes	(53,946)	(2,090)	(22,070)
Income tax recovery (expense)	5,711	326	(323)
Net Loss	(48,235)	(1,764)	(22,393)
Corporate [Member]
Statement [Line Items]
Revenue	0	0	0
Operating expenses	0	0	0
Depreciation and depletion	113	132	143
Total cost of sales	113	132	143
Earnings (loss) from mine operations	(113)	(132)	(143)
Mining interest impairment charge	0	0	0
Exploration expenses	0	0	0
Share-based compensation	(4,149)	(7,049)	(7,144)
General and administrative expenses	(9,237)	(8,110)	(16,475)
Idle and restart costs incurred during strike at San Dimas	0
Other charges	(5,688)	(2,398)	(2,008)
Loss from operations	(19,187)	(17,689)	(25,770)
Other expenses	(4,718)	4,237	(58)
Loss before income taxes	(23,905)	(13,452)	(25,828)
Income tax recovery (expense)	(426)	0	4,545
Net Loss	$ (24,331)	$ (13,452)	$ (21,283)